RIGHT TO USE ASSETS AND LEASE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Right To Use Assets And Lease Liability
SCHEDULE OF OPERATING LEASES

At March 31, 2024 and December 31, 2023, the Company had no financing leases as defined in ASC 842, “Leases.”

	March 31, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$114,027	$95,808

Liabilities

Operating lease liability	$114,727	$96,157

Weighted-average remaining lease term (three months)	2.53	1.95

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$33,906	$20,194
Total operating lease costs	$33,906	$20,194

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$13,361	$53,442
Right-of-use asset obtained in exchange for new operating lease liability	$30,084	$-

At December 31, 2023 and December 31, 2022, the Company had no financing leases as defined in ASC 842, “Leases.”

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$95,808	$58,849

Liabilities

Operating lease liability	$96,157	$59,897

Weighted-average remaining lease term (three months)	1.95	2.08

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$20,194	$52,043
Total operating lease costs	$20,194	$52,043

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$53,442	$51,344
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

SCHEDULE OF MINIMUM LEASE PAYMENTS

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at March 31, 2024:

2024 (9 Months)	$48,714
2025	51,664
2026	13,083
2027	7,320
2028	6,710
Total lease payments	127,491
Less: amount representing interest	(12,764)
Total lease obligations	114,727
Less: current portion of operating lease liability	(56,736)
Long-term portion operating lease liability	$57,991

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2023:

2024	$54,144
2025	44,344
2026	5,764
Total lease payments	104,252
Less: amount representing interest	(8,095)
Total lease obligations	96,157
Less: current portion of operating lease liability	(41,789)
Long-term portion operating lease liability	$54,368